Derivative Warrant Liabilities - Additional Information (Details) - $ / shares	5 Months Ended	9 Months Ended
	Dec. 31, 2020	Sep. 30, 2021	Sep. 21, 2020	Dec. 31, 2019
Class of Warrant or Right [Line Items]
Total warrants outstanding	1,738,382	0		1,668,382
ACON S2 Acquisition Corp [Member]
Class of Warrant or Right [Line Items]
Total warrants outstanding		13,000,000
Class of warrant or right exercise price of warrants or rights	$ 11.50	$ 11.50
Minimum share price required for redemption of warrants	$ 18.00	$ 18.00
Public warrants expiration term	5 years	5 years
Number of trading days in period	10 days	10 days
Percentage of proceeds from share issuances	60.00%	60.00%
Exercise price adjustment percentage	115.00%	115.00%
Redemption trigger price adjustment percentage	180.00%	180.00%
Minimum share price required for redemption of warrants adjustments	$ 10.00	$ 10.00
Ordinary shares per warrant	$ 0.361	$ 0.361
Common Class A [Member] | ACON S2 Acquisition Corp [Member]
Class of Warrant or Right [Line Items]
Class of warrant or right exercise price of warrants or rights			$ 11.50
Number of trading days in period	20 days	20 days
Ordinary shares redemption period	30 days	30 days
Maximum [Member] | Business Acquisition [Member] | ACON S2 Acquisition Corp [Member]
Class of Warrant or Right [Line Items]
Business acquisition, share price	$ 9.20	$ 9.20
Public Warrants [Member] | ACON S2 Acquisition Corp [Member]
Class of Warrant or Right [Line Items]
Total warrants outstanding	8,333,333	8,333,333
Number of trading days in period	20 days	20 days
Number of trading days period ending on third business day	30 days	30 days
Public Warrants [Member] | Common Class A [Member] | ACON S2 Acquisition Corp [Member]
Class of Warrant or Right [Line Items]
Minimum share price required for redemption of warrants	$ 10.00	$ 10.00
Warrants redemption price per share	$ 0.10	$ 0.10
Private Placement Warrants [Member] | ACON S2 Acquisition Corp [Member]
Class of Warrant or Right [Line Items]
Total warrants outstanding	4,666,667	4,666,667
Number of trading days in period	20 days	20 days
Warrants redemption price per share	$ 0.01	$ 0.01
Number of trading days period ending on third business day	30 days
Private Placement Warrants [Member] | Common Class A [Member] | ACON S2 Acquisition Corp [Member]
Class of Warrant or Right [Line Items]
Minimum share price required for redemption of warrants	$ 18.00	$ 18.00
Number of trading days in period	20 days	20 days
Number of trading days period ending on third business day	30 days	30 days